Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2021	$ 24
2021	35
2022	37
2023	39
2024	43
2025	50
Thereafter	283
Total	487
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2021	13
2021	24
2022	25
2023	25
2024	26
2025	27
Thereafter	151
Total	278
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2021	10
2021	10
2022	11
2023	13
2024	15
2025	21
Thereafter	124
Total	194
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2021	1
2021	1
2022	1
2023	1
2024	2
2025	2
Thereafter	8
Total	$ 15